Contingencies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 MXN ($)	Jan. 29, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Nov. 06, 2017 USD ($)	Sep. 05, 2017 USD ($)	Dec. 31, 2004 USD ($)	Jul. 26, 2004 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Accounts payable					$ 4,179,830		$ 4,390,413
Amount of lawsuit				$ 5,880
Amount of tax payments and expenses increase (decrease)		$ 2,323,700
USD [Member]
Disclosure of contingent liabilities in business combination [line items]
Environmental liabilities	$ 2,600		$ 2,600
Accounts payable	1,000		1,000
Accumulated liabilities	$ 1,600		$ 1,600
Amount of claims the payments									$ 1,400
Amount of add up								$ 5,000
Non-adjusting events after reporting period [member] | USD [Member]
Disclosure of contingent liabilities in business combination [line items]
Amount of penalty paid						$ 200
Pacific Steel [Member] | USD [Member]
Disclosure of contingent liabilities in business combination [line items]
Contingent amount to pay										$ 138	$ 200